Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Property, plant and equipment

15.	Property, plant and equipment

Property, plant and equipment are measured at acquisition and/or construction cost, less accumulated depreciation and impairment losses, if applicable. Depreciation is calculated based on the straight-line method over terms that consider the expected useful lives of the assets and their residual values. On December 31, 2023 and 2022, the Company has no indicators of impairment of its property, plant and equipment.

The estimated costs of dismantling towers and equipment on rented properties are capitalized and depreciated over the estimated useful lives of these assets. The Company recognizes the present value of these costs in property, plant and equipment against the account “provision for future asset decommissioning”. The interest incurred in updating the provision is classified as financial expenses.

Gains and losses on disposal are determined by comparing the amounts of these disposals with the book value at the time of the transaction and are recognized in “other income (expenses), net” in the statement of income.

•	Changes in property, plant and equipment

	31st December 2022	Additions	Write-offs	Transfers	Addition by merger	31st December 2023

Total cost of property, plant and equipment, gross	54,530,017	5,533,945	(1,091,780)	-	11,371,149	70,343,331
Commutation/transmission equipment	28,749,731	16,663	(157,744)	3,138,109	6,527,485	38,274,244
Fiber optic cables	783,396	-	-	3,366	-	786,762
Leased handsets	2,956,156	-	(16,853)	222,749	920,690	4,082,742
Infrastructure	6,921,727	19,423	(43,030)	266,915	572,350	7,737,385
Informatics assets	1,780,652	-	(5,020)	28,150	-	1,803,782
General use assets	957,396	-	(857)	38,560	9,202	1,004,301
Right of use assets	11,493,062	2,005,441	(866,747)	-	3,341,422	15,973,178
Land	39,802	-	(1,214)	-	-	38,588
Construction in progress	848,095	3,492,418	(315)	(3,697,849)	-	642,349

Total accumulated depreciation	(34,754,757)	(5,089,736)	202,027	-	(8,289,050)	(47,931,516)
Commutation/transmission equipment	(20,101,222)	(2,376,419)	151,861	-	(6,088,197)	(28,413,977)
Fiber optic cables	(583,854)	(61,124)	-	-	-	(644,978)
Leased handsets	(2,677,840)	(173,764)	11,274	-	(920,672)	(3,761,002)
Infrastructure	(4,404,860)	(367,017)	33,383	-	(587,153)	(5,325,647)
Informatics assets	(1,675,605)	(45,208)	4,995	-	-	(1,715,818)
General use assets	(698,448)	(49,888)	514	-	(7,706)	(755,528)
Right of use assets	(4,612,928)	(2,016,316)	-	-	(685,322)	(7,314,566)
Total property, plant and equipment, net	19,775,260	444,209	(889,753)	-	3,082,099	22,411,815
Commutation/transmission equipment	8,648,509	(2,359,756)	(5,883)	3,138,109	439,288	9,860,267
Fiber optic cables	199,542	(61,124)	-	3,366	-	141,784
Leased handsets	278,316	(173,764)	(5,579)	222,749	18	321,740
Infrastructure	2,516,867	(347,594)	(9,647)	266,915	(14,803)	2,411,738
Informatics assets	105,047	(45,208)	(25)	28,150	-	87,964
General use assets	258,948	(49,888)	(343)	38,560	1,496	248,773
Right of use assets	6,880,134	(10,875)	(866,747)	-	2,656,100	8,658,612
Land	39,802	-	(1,214)	-	-	38,588
Construction in progress	848,095	3,492,418	(315)	(3,697,849)	-	642,348

	31st December 2021	Additions / depreciation	Write-offs	Transfers	Acquisitions of subsidiary (Note 1.2)	31st December 2022

Total cost of property, plant and equipment, gross	49,159,678	5,805,705	(737,939)	-	11,302,035	65,529,479
Commutation/transmission equipment	25,854,454	(4,788)	(129,957)	3,028,504	6,313,024	35,061,237
Fiber optic cables	778,512	-	-	4,884	-	783,396
Leased handsets	2,806,454	752	(17,149)	166,099	920,690	3,876,846
Infrastructure	6,443,285	-	(16,296)	493,409	789,657	7,710,055
Informatics assets	1,756,340	-	(342,843)	31,032	336,161	1,780,690
General use assets	916,845	-	(4,840)	41,503	13,054	966,562
Right of use assets	9,779,327	1,979,473	(225,446)	-	2,929,449	14,462,803
Land	40,794	-	(992)	-	-	39,802
Construction in progress	783,667	3,830,268	(416)	(3,765,431)	-	848,088

Total accumulated depreciation	(30,851,278)	(4,764,239)	530,748	-	(7,783,558)	(42,868,327)
Commutation/transmission equipment	(18,187,994)	(2,234,345)	129,196	-	(5,941,968)	(26,235,111)
Fiber optic cables	(522,205)	(61,649)	-	-	-	(583,854)
Leased handsets	(2,534,691)	(155,902)	11,694	-	(919,560)	(3,598,459)
Infrastructure	(4,043,155)	(390,832)	15,654	-	(573,680)	(4,992,013)
Informatics assets	(1,629,730)	(78,418)	369,807	-	(337,265)	(1,675,606)
General use assets	(649,229)	(50,097)	4,397	-	(11,085)	(706,014)
Right of use assets	(3,284,274)	(1,792,996)	-	-	-	(5,077,270)
Total property, plant and equipment, net	18,308,400	1,041,466	(207,191)	-	3,518,477	22,661,152
Commutation/transmission equipment	7,666,460	(2,239,133)	(761)	3,028,504	371,056	8,826,126
Fiber optic cables	256,307	(61,649)	-	4,884	-	199,542
Leased handsets	271,763	(155,150)	(5,455)	166,099	1,130	278,387
Infrastructure	2,400,130	(390,832)	(642)	493,409	215,977	2,718,042
Informatics assets	126,610	(78,418)	26,964	31,032	(1,104)	105,084
General use assets	267,616	(50,097)	(443)	41,503	1,969	260,548
Right of use assets	6,495,053	186,477	(225,446)	-	2,929,449	9,385,533
Land	40,794	-	(992)	-	-	39,802
Construction in progress	783,667	3,830,268	(416)	(3,765,431)	-	848,088

Construction in progress assets represents the cost of projects in progress related to the construction of networks and/or other tangible assets in the period of their construction and installation, until the moment they come into operation, when they will be transferred to the corresponding accounts of these assets.

Rights of use assets represents assets arising from leased agreements within the scope of IFRS16 standard. These right of use assets refer to leases of network infrastructure, stores and kiosks, real estate, land (Network) and fiber, as below:

Right-of-use in lease	Network infrastructure	Stores & kiosks and real estate	Land (Network)	Fiber	Total
Balances at December 31, 2022	3,637,960	639,210	1,596,882	1,006,082	6,880,134
Additions by merger	1,478,836	-	1,177,264	-	2,656,100
Additions	980,056	368,426	374,473	282,486	2,005,441
Remeasurement	(491,236)	(37,346)	(338,165)	-	(866,747)
Depreciation	(928,467)	(136,899)	(458,747)	(492,203)	(2,016,316)
Balances at December 31, 2023	4,677,149	833,391	2,351,707	796,365	8,658,612
Annual depreciation rates	12.21%	11.72%	12.54%	8.33%

Right-of-use in lease	Network infrastructure	Stores & kiosks and real estate	Land (Network)	Fiber	Total
Balances at December 31, 2021	3,048,509	541,312	1,504,233	1,400,999	6,495,053
Opening balance	2,143,142	-	786,307	-	2,929,449
Additions	1,087,005	243,162	560,755	88,551	1,979,473
Remeasurement	(122,757)	(14,715)	(83,210)	(4,764)	(225,446)
Depreciation	(809,450)	(130,549)	(374,293)	(478,704)	(1,792,996)
Balances at December 31, 2022	5,346,449	639,210	2,393,792	1,006,082	9,385,533

Annual depreciation rates	12.25%	11.25%	12.12%	7.41%

•	Depreciation rates (annual %)

Commutation/transmission equipment	6.67−20
Fiber optic cables	10
Leased handsets	14.28−50
Infrastructure	04−20
Informatics assets	10–20
General use assets	10–20
Right of use assets	10–20

In 2023, as required by IAS 16, the Company assessed the useful life estimates for their property, plant and equipment, concluding that there were no significant changes or alterations to the circumstances on which the estimates were based that would justify changes to the useful lives currently in use.